Summary of Principal Accounting Policies - Assets Measured at Fair Value on Non-Recurring Basis (Details) - Fair Value, Nonrecurring - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary Of Principle Accounting Policies [Line Items]
Long-term investments - Equity securities without readily determinable fair values	¥ 6,233,255	¥ 3,523,212
Fair value adjustment	2,710,043
Impairment		5,000,000
Significant Unobservable Inputs (Level 3)
Summary Of Principle Accounting Policies [Line Items]
Long-term investments - Equity securities without readily determinable fair values	¥ 6,233,255	¥ 3,523,212